Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Loss	$ (6,056)	$ (4,306)	$ (27,503)	$ (11,729)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments	11	17	21	49
Comprehensive Loss	$ (6,045)	$ (4,289)	$ (27,482)	$ (11,680)